Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies

NOTE 9    COMMITMENTS AND CONTINGENCIES

Collaboration Agreement Contingent Payments

Refer to Note 4 for information regarding the Company’s unfunded contingent payments associated with collaborative arrangements.

Limited Partnership Commitments

The Company has unfunded commitments of $32 million as a limited partner in an equity investment as of December 31, 2014.

Indemnifications

During the normal course of business, the Company enters into indemnities, commitments and guarantees pursuant to which the Company may be required to make payments related to specific transactions. In addition, Baxter indemnifies the Company’s directors and officers for certain losses and expenses upon the occurrence of certain prescribed events. The majority of these indemnities, commitments and guarantees do not provide for any limitation on the maximum potential for future payments that the Company could be obligated to make. To help address some of these risks, the Company maintains various insurance coverages. Based on historical experience and evaluation of the agreements, the Company does not believe that any significant payments related to its indemnities will occur, and therefore the Company has not recorded any associated liabilities.

Lease Commitments

The Company leases certain facilities and equipment under capital and operating leases expiring at various dates. The leases generally provide for the Company to pay taxes, maintenance, insurance and certain other operating costs of the leased property. Most of the operating leases contain renewal options. Operating lease rent expense was $42 million in 2014, $40 million in 2013 and $41 million in 2012.

Future Minimum Lease Payments

During 2014, the Company entered into a leasing arrangement for a new global innovation and research and development center in Cambridge, Massachusetts and recorded a capital lease obligation of $263 million. The arrangement calls for approximately $170 million in lease payments over an initial term of 12 years and includes two additional five year renewal options.

The following table summarizes future minimum lease payments:

as of and for the years ended December 31 (in millions)	Operating leases	Capital leases

2015	$43	$1
2016	38	7
2017	34	7
2018	26	7
2019	19	7
Thereafter	58	247

Total obligations and commitments	218	276
Interest on capital leases	—	94

Total lease obligations	$218	$370